Revenue Accounted for 10% or More of Total Revenues (Detail)	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012 Novartis AG	Dec. 31, 2012 Novartis AG	Dec. 31, 2011 Novartis AG	Dec. 31, 2010 Novartis AG	Jun. 30, 2013 Bristol-Myers Squibb Company (BMS) and Pfizer Inc. (Pfizer)	Jun. 30, 2013 Bayer Pharma, AG (Bayer) and Janssen Pharmaceuticals, Inc. (Janssen)	Dec. 31, 2011 Merck	Dec. 31, 2010 Merck	Dec. 31, 2011 Biogen Idec
Concentration Risk [Line Items]
Percentage of major customers revenue accounted for 10% or more of total revenues	100.00%	97.00%	12.00%	24.00%	54.00%	43.00%	40.00%	76.00%	48.00%